Expense Example - Class A C Shares - Alger Capital Appreciation Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	638	877	1,135	1,871	294	600	1,032	2,233